Financial Derivative Contracts and Hedge Accounting - Schedule of Hedge Net Investment in Itau Corpbanca Colombia (Detail) - Colombia Branch [member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Investment In Foreign Operation [member]
Disclosure of detailed information about hedged items [line items]
Effective position	$ (26,179)	$ 44,499
Ineffective position	0	0
Foreign currency forwards [member]
Disclosure of detailed information about hedged items [line items]
Effective position	(26,179)	44,499
Ineffective position	0	0
1 year [member] | Investment In Foreign Operation [member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,360,894	1,398,065
1 year [member] | Foreign currency forwards [member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,360,894	$ 1,398,065
Over 6 years [member] | Investment In Foreign Operation [member]
Disclosure of detailed information about hedged items [line items]
Notional value	$ 74,648